              INVESTMENT ADVISER                             SEMI-ANNUAL REPORT
               Value Line, Inc.                                 JUNE 30, 1995
 220 East 42nd Street, New York, NY 10017-5891

                   DISTRIBUTOR
          Value Line Securities, Inc.
 220 East 42nd Street, New York, NY 10017-5891

               CUSTODIAN BANK
      State Street Bank and Trust Company
     225 Franklin Street, Boston, MA 02110

          SHAREHOLDER SERVICING AGENT                            THE VALUE LINE
 State Street Bank and Trust Company c/o NFDS                        SPECIAL
 P.O. Box 419729, Kansas City, MO 64141-6729                        SITUATIONS
                                                                    FUND, INC.
             INDEPENDENT ACCOUNTANTS
              Price Waterhouse LLP
1177 Avenue of the Americas, New York, N.Y. 10036

                  LEGAL COUNSEL
              Peter D. Lowenstein, Esq.
            Two Greenwich Plaza, Suite 100
                Greenwich, CT 06830

               BOARD OF DIRECTORS
     Jean Bernhard Buttner       Leo R. Futia
        Charles E. Reed       Paul Craig Roberts
                   John W. Chandler

                         OFFICERS
      Jean Bernhard Buttner      Peter A. Shraga
            CHAIRMAN                PRESIDENT

                    David T. Henigson
         VICE PRESIDENT, SECRETARY/TREASURER

                     Scott M. Bruce
                     VICE PRESIDENT

           Jack M. Houston     Stephen La Rosa
              ASSISTANT           ASSISTANT
         SECRETARY/TREASURER   SECRETARY/TREASURER
                                                                     [Logo]
The financial statements included herein have been
taken from the records of the Fund without examination             VALUE LINE
by the independent accountants and accordingly they do            MUTUAL FUNDS
not express an opinion thereon.

This unaudited report is issued for the information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund
(obtainable from the Distributor).
                                             VLF 50688

                                                       TO OUR VALUE LINE SPECIAL
--------------------------------------------------------------------------------
DEAR SHAREHOLDER:


   The stock market turned in a stellar performance during the first half of 1995. And despite the fact that the greater part of this strength was centered among the larger-capitalization issues, The Value Line Special Situations Fund acquitted itself quite well during the period. In the first six months of 1995, the unmanaged Standard & Poor's 500 Index, a good barometer of large-stock performance and the benchmark against which most equity mutual funds are measured, registered a total return (including dividends) of 20.2%. The Russell 2000 Index, a measure of small-cap stock performance, on the other hand, finished the half with a 13.3% gain--impressive, but well short of the performance of the S&P 500 and other large-cap indexes. The Value Line Special Situations Fund, restrained by its current bias toward smaller companies but aided by its ample representation in the strong technology sector, finished midway between the two indexes, providing shareholders with a first-half return of 16.7%.

   The composition of The Special Situations Fund's portfolio--and, hence, its performance in the first half--continues to reflect the decision made in October 1992 to place a greater emphasis on investment in emerging-growth type special situations (smaller, younger companies with innovative technologies, products, market niches, etc.), versus those of the "classic" variety (companies involved in turnarounds, restructurings, takeovers, or other nonrecurring developments that are likely to cause their stocks to rise in value). This decision was based on the belief that economic and stock-market conditions in the period thereafter were likely to be particularly favorable for emerging-growth type special situations. We are pleased to say that this decision has proven to be a prescient one to date. Although the performance of The Special Situations Fund trailed that of the Standard & Poor's 500 during the first half, the Fund has recently received repeated recognition in the press as one of the best-performing funds over the past 12 months in both the mid-cap and aggressive-growth categories. Even more gratifying, The Value Line Special Situations Fund had the honor of being selected by FORTUNE Magazine as one of the best mutual funds for creating wealth--after considering taxes and sales commissions--over the past three years. We are proud of this recognition and will continue to strive to create wealth for you, our shareholders, in the months and years ahead.

   As we navigate the second half of 1995, however, we are doing so with a greater degree of caution than guided our actions earlier in the year. Stocks have come a long way in the year to date. We are looking for the economy to grow at a slower pace over the next six to nine months than during the first quarter. This anticipated slower growth carries with it the specter of possible earnings disappointments--and the stock-price declines they can create. The Special Situations Fund closed the first half with just under 11% of its assets in cash and equivalents. We expect that this percentage will have risen significantly by the time this report reaches shareholders' hands.

   We appreciate your confidence in The Value Line Special Situations Fund and look forward to serving your investment needs in the future.

                                                       Sincerely,

                                               /s/ Jean Bernhard Buttner
                                               --------------------------
                                                 Jean Bernhard Buttner
                                                        CHAIRMAN


                                          July 16, 1995

SITUATIONS FUND SHAREHOLDERS
--------------------------------------------------------------------------------

                             ECONOMIC OBSERVATIONS

The economy slowed to a virtual crawl in the second quarter, with real, inflation-adjusted gross domestic product rising by a scant 0.5%. This narrow increase in growth, which follows much healthier expansion rates of 5.1% and 2.7% in the final quarter of 1994 and the first three months of this year, respectively, was fueled principally by a mild pickup in consumer spending. Sharply lower levels of housing construction and somewhat weaker auto production numbers were the quarter's main depressants.

The recent slowing in business activity, however, is likely to prove short-lived as recent data show that consumer spending is continuing to pick up, while the sharp reduction in mortgage rates over the past several months seems to be injecting some life into the housing market. Assuming that these positive trends persist, we would expect economic growth to accelerate in the third and fourth quarters. A moderate carryover effect is likely through at least the opening months of 1996. The risk of recession, which seemed very real just a short time ago, has lessened noticeably, in the past month or two.

But the news isn't all good. For example, the pending improvement on the economic front is likely to dissuade the Federal Reserve Board from trimming interest rates aggressively in the months ahead, since the added stimulus of substantially lower borrowing costs would, presumably, not be needed. If that's the case, the stock market, which continues to be partially underpinned by the expectation of further interest-rate reductions, would have a key support mechanism removed.


* PERFORMANCE DATA:
                                   AVERAGE ANNUAL    GROWTH OF AN ASSUMED
                                    TOTAL RETURN    INVESTMENT OF $10,000
                                   --------------   ----------------------
       1 year ended 6/30/95             38.16%           $13,816
       5 years ended 6/30/95             9.37%           $15,646
      10 years ended 6/30/95             8.11%           $21,812


*THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NO GUARANTEE
 OF FUTURE PERFORMANCE. THE AVERAGE ANNUAL TOTAL RETURN AND GROWTH OF AN ASSUMED INVESTMENT OF $10,000 INCLUDE DIVIDENDS REINVESTED AND CAPITAL-GAINS DISTRIBUTIONS ACCEPTED IN SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTMENT, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ITS ORIGINAL COST.

PORTFOLIO HIGHLIGHTS
AT JUNE 30, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

                              TEN LARGEST HOLDINGS*
--------------------------------------------------------------------------------
                                                    DOLLARS       PERCENTAGE
ISSUE                                SHARES     (IN THOUSANDS)   OF NET ASSETS
--------------------------------------------------------------------------------
Komag, Inc.                           60,000         $3,120           3.3%
Silicon Graphics, Inc.                67,000          2,672           2.8
LSI Logic Corp.                       66,000          2,582           2.7
Xilinx, Inc.                          26,000          2,444           2.5
Vencor, Inc.                          75,000          2,362           2.5
U.S. Robotics Corp.                   20,000          2,180           2.3
Cerner Corp.                          35,000          2,144           2.2
Cordis Corp.                          32,000          2,136           2.2
Cheesecake Factory, Inc.              82,500          2,124           2.2
Digital Equipment Corp.               50,000          2,038           2.1
--------------------------------------------------------------------------------


                             FIVE LARGEST INDUSTRY CATEGORIES*
--------------------------------------------------------------------------------
                                     DOLLARS         PERCENTAGE
INDUSTRY                          (IN THOUSANDS)    OF NET ASSETS
--------------------------------------------------------------------------------
Computer & Peripherals                $14,778          15.4%
Computer Software & Services           12,621          13.2
Semiconductor                           9,837          10.3
Medical Services                        9,302           9.7
Medical Supplies                        7,871           8.2
--------------------------------------------------------------------------------


                             FIVE LARGEST SECURITY PURCHASES* +
--------------------------------------------------------------------------------
                                                         COST
ISSUE                                               (IN THOUSANDS)
--------------------------------------------------------------------------------
FTP Software, Inc.                                     $1,103
Microtouch Systems, Inc.                                1,080
Penn Treaty American Corp.                                920
Bombay Co., Inc.                                          910
Olympic Financial Ltd.                                    600
--------------------------------------------------------------------------------


                           FIVE LARGEST SECURITY SALES* +
--------------------------------------------------------------------------------
                                                        PROCEEDS
ISSUE                                                 (IN THOUSANDS)
--------------------------------------------------------------------------------
Chiron Corp.                                             $1,618
U.S. Robotics Corp.                                       1,510
Avid Technology Inc.                                      1,173
Linear Technology Corp.                                   1,139
Xircom, Inc.                                              1,069
--------------------------------------------------------------------------------

*  EXCLUSIVE OF FIXED-INCOME SECURITIES.
+  FOR THE SIX MONTHS ENDED 6/30/95.

SCHEDULE OF INVESTMENTS
JUNE 30, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      VALUE
SHARES                                                            (IN THOUSANDS)
--------------------------------------------------------------------------------
COMMON STOCKS (89.1%)

        COMPUTER &
        PERIPHERALS (15.4%)
50,000  *Equipment Corp.                                              $ 2,038
40,000  *FTP Software, Inc.                                             1,200
75,000  *In Focus Systems, Inc.                                         2,025
60,000  *Komag, Inc.                                                    3,120
50,000  *Microtouch Systems, Inc.                                       1,028
42,500  *Pinnacle Micro, Inc.                                             515
67,000  *Silicon Graphics, Inc.                                         2,672
20,000  *U.S. Robotics Corp.                                            2,180
                                                                      -------
                                                                       14,778
        COMPUTER SOFTWARE &
        SERVICES (13.2%)
22,000  *BMC Software, Inc.                                             1,699
100,000 *Caere Corp.                                                      875
30,000  *Catalina Marketing Corp.                                       1,609
35,000  *Cerner Corp.                                                   2,144
25,000  *Integrated Systems, Inc. Class "A"                               631
30,000  *Progress Software Corp.                                        1,560
25,000  *Softdesk, Inc.                                                   512
40,000  *Softkey International, Inc.                                    1,275
25,000  *Wind River Systems, Inc.                                         303
50,000  *Wonderware Corp.                                               2,013
                                                                      -------
                                                                       12,621
        DRUG (7.9%)
50,000  *Dura Pharmaceuticals, Inc.                                       941
34,500  *Elan Corporation, P.L.C. (ADR)                                 1,406
35,000  *Genentech, Inc.                                                1,702
36,000  *Genetics Institute, Inc.                                       1,215
45,000  *Marsam Pharmaceuticals, Inc.                                     855
70,000  *Mycogen Corp.                                                    577
40,000  *Roberts Pharmaceutical Corp.                                     880
                                                                      -------
                                                                        7,576
        ELECTRICAL EQUIPMENT (1.0%)
50,000  *Ultralife Batteries, Inc.                                        913

        ELECTRONICS (0.8%)
80,000  *Quickturn Design Systems, Inc.                                   710

        FINANCIAL SERVICES (2.8%)
45,000  *Insurance Auto Auctions, Inc.                                  1,316
50,000  *Olympic Financial Ltd.                                           834
52,500   Transmedia Network, Inc.                                         499
                                                                      -------
                                                                        2,649
        HOME APPLIANCE (0.5%)
24,000  *Recoton Corp.                                                    468

        HOTEL/GAMING (0.9%)
60,000  *Casino Data Systems                                              863

        INDUSTRIAL SERVICES (0.4%)
30,000  *ClinTrials Research, Inc.                                        397

        INSURANCE-LIFE (1.0%)
75,000  *Penn Treaty American Corp.                                       956

        MACHINERY (1.8%)
40,000  *Varity Corp.                                                   1,760

        MEDICAL SERVICES (9.7%)
50,000  *Apogee, Inc.                                                     938
75,000   Caremark International, Inc.                                   1,500
40,000   Columbia/HCA Healthcare Corp.                                  1,730
29,200  *Coram Healthcare Corp.                                           412
20,000  *Horizon Healthcare Corp.                                         358
50,000  *Orthodontic Centers of America, Inc.                           1,212
10,000  *Pacific Physician Services, Inc.                                 130
40,000  *Quantum Health Resources, Inc.                                   660
75,000  *Vencor, Inc.                                                   2,362
                                                                      -------
                                                                        9,302
         MEDICAL SUPPLIES (8.2%)
32,000  *Cordis Corp.                                                   2,136
55,000  *I-Stat Corp.                                                   2,008
50,000  *Isolyser Co., Inc.                                             1,787
40,000  *Steris Corp.                                                   1,940
                                                                      -------
                                                                        7,871

                                       5

SCHEDULE OF INVESTMENTS
JUNE 30, 1995 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                      VALUE
SHARES                                                            (IN THOUSANDS)
--------------------------------------------------------------------------------
         NATURAL GAS-DIVERSIFIED (1.3%)
60,000   KCS Energy, Inc.                                            $ 1,283

        OFFICE EQUIPMENT
         & SUPPLIES (1.5%)
40,000  *Viking Office Products, Inc.                                   1,465

         RESTAURANT (3.4%)
45,000   Applebee's International, Inc.                                 1,159
82,500  *Cheesecake Factory, Inc.                                       2,124
                                                                      -------
                                                                        3,283
        RETAIL--SPECIAL LINES (1.6%)
100,000 *Bombay Co., Inc.                                                 788
50,000  *Leslie's Poolmart                                                750
                                                                      -------
                                                                        1,538
        SEMICONDUCTOR (10.3%)
50,000  *Cyrix Corp.                                                    1,206
75,000  *Integrated Circuit Systems, Inc.                               1,106
66,000  *LSI Logic Corp.                                                2,582
17,000   Linear Technology Corp.                                        1,122
27,000  *Maxim Integrated Products, Inc.                                1,377
26,000  *Xilinx, Inc.                                                   2,444
                                                                      -------
                                                                        9,837
        TELECOMMUNICATIONS
         EQUIPMENT (1.9%)
75,000  *VeriFone, Inc.                                                 1,838

        TELECOMMUNICATIONS
         SERVICE (5.5%)
75,000  *Nextel Communications, Inc. Class "A"                          1,059
57,000  *Paging Network, Inc.                                           1,952
70,500  *Vanguard Cellular Systems, Inc.
           Class "A"                                                    1,692
40,000  *Xpedite Systems, Inc.                                            560
                                                                      -------
                                                                        5,263
                                                                      -------
        TOTAL COMMON STOCKS
        (Cost $51,317)                                                 85,371

                                                                     VALUE
                                                                 (IN THOUSANDS
NUMBER OF                                                          EXCEPT PER
WARRANTS                                                          SHARE AMOUNT)
--------------------------------------------------------------------------------
WARRANTS (0%)

40,515  *Westwood One, Inc.
          -expires September 4, 1997                                  $    63
                                                                      -------
         TOTAL WARRANTS (COST $5)                                          63
                                                                      -------
         TOTAL INVESTMENT SECURITIES (89.1%)
         (COST $51,322)                                                85,434
                                                                      -------
SHORT-TERM
  INVESTMENTS (12.2%)
Principal Amount
(IN THOUSANDS)

$11,705  Federal Home Loan Mortgage Corp.
         Discount Notes 6.10%, 7/03/95                                 11,701
                                                                      -------
         TOTAL SHORT-TERM INVESTMENTS
         (COST $11,701)                                                11,701
                                                                      -------
EXCESS OF LIABILITIES OVER CASH
 AND RECEIVABLES (-1.3%)                                               (1,287)
                                                                      -------
NET ASSETS (100%)                                                     $95,848
                                                                      -------
                                                                      -------
NET ASSET VALUE, OFFERING
 AND REDEMPTION PRICE PER
 OUTSTANDING SHARE
 ($95,848,000 DIVIDED BY 5,086,840 SHARES OUTSTANDING                 $ 18.84
                                                                      -------
                                                                      -------

* NON-INCOME PRODUCING
SEE NOTES TO FINANCIAL STATEMENTS


STATEMENT OF ASSETS
AND LIABILITIES
AT JUNE 30, 1995 (UNAUDITED)
--------------------------------------------------------------------------------


                                                    DOLLARS
                                                (IN THOUSANDS)
                                                  EXCEPT PER-
                                                 SHARE AMOUNT)
                                                 ------------
ASSETS:
Investment securities, at value
  (Cost - $51,322) . . . . . . . . . . . . .       $  85,434
Short-term investments (Cost - $11,701). . .          11,701
Cash . . . . . . . . . . . . . . . . . . . .              62
Receivable for capital shares sold . . . . .               2
                                                   ---------
       TOTAL ASSETS. . . . . . . . . . . . .          97,199
                                                   ---------

LIABILITIES:
Payable for securities purchased . . . . . .           1,225
Payable for capital shares repurchased . . .               2
Accrued expenses:
  Advisory fee . . . . . . . . . . . . . . .              57
  Other. . . . . . . . . . . . . . . . . . .              67
                                                   ---------
       TOTAL LIABILITIES . . . . . . . . . .           1,351
                                                   ---------

NET ASSETS:
Capital stock, at $1.00 par value
  (authorized 100,000,000, outstanding
    5,086,840 shares). . . . . . . . . . . .           5,087
Additional paid-in capital . . . . . . . . .          52,224
Accumulated investment loss - net. . . . . .            (157)
Undistributed net realized gain
  on investments . . . . . . . . . . . . . .           4,582
Unrealized net appreciation of investments .          34,112
                                                   ---------
       NET ASSETS. . . . . . . . . . . . . .       $  95,848
                                                   ---------
                                                   ---------

NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  OUTSTANDING SHARE
  ($95,848,000 DIVIDED BY 5,086,840
  SHARES OUTSTANDING). . . . . . . . . . . .       $   18.84
                                                   ---------
                                                   ---------


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED
JUNE 30, 1995 (UNAUDITED)
--------------------------------------------------------------------------------


                                                    DOLLARS
                                                (IN THOUSANDS)
                                                 ------------
INVESTMENT INCOME:
Interest . . . . . . . . . . . . . . . . . .       $     324
Dividends. . . . . . . . . . . . . . . . . .              11
                                                   ---------
  TOTAL INCOME . . . . . . . . . . . . . . .             335
                                                   ---------

EXPENSES:
Advisory fee . . . . . . . . . . . . . . . .             333
Transfer agent . . . . . . . . . . . . . . .              64
Auditing and legal fees. . . . . . . . . . .              24
Postage. . . . . . . . . . . . . . . . . . .              16
Registration fees. . . . . . . . . . . . . .              15
Telephone and wire charges . . . . . . . . .              15
Printing and stationery. . . . . . . . . . .              11
Directors' fees and expenses . . . . . . . .               6
Custodian fees . . . . . . . . . . . . . . .               5
Insurance, dues, and other . . . . . . . . .               3
                                                   ---------
      TOTAL EXPENSES . . . . . . . . . . . .             492
                                                   ---------
INVESTMENT LOSS - NET. . . . . . . . . . . .            (157)
                                                   ---------

REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS - NET:

  Realized Gain - Net. . . . . . . . . . . .           4,635

  Change in Unrealized Appreciation. . . . .           9,466
                                                   ---------

NET REALIZED GAIN AND CHANGE IN
  UNREALIZED APPRECIATION ON INVESTMENTS . .          14,101
                                                   ---------
NET INCREASE IN NET ASSETS FROM
  OPERATIONS . . . . . . . . . . . . . . . .       $  13,944
                                                   ---------
                                                   ---------


                           SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JUNE 30, 1995 (UNAUDITED)
AND FOR THE YEAR ENDED DECEMBER 31, 1994
--------------------------------------------------------------------------------


                                                                           SIX MONTHS ENDED     YEAR ENDED
                                                                             JUNE 30, 1995     DECEMBER 31,
                                                                              (UNAUDITED)          1994
                                                                              -----------       -----------
                                                                                 (DOLLARS IN THOUSANDS)
OPERATIONS:
    Investment loss - net. . . . . . . . . . . . . . . . . . . . . . .          $     (157)    $     (397)
    Realized gain on investments - net . . . . . . . . . . . . . . . .               4,635          1,856
    Change in unrealized appreciation. . . . . . . . . . . . . . . . .               9,466           (460)
                                                                                ----------     ----------
    Net increase in net assets from operations . . . . . . . . . . . .              13,944            999
                                                                                ----------     ----------

DISTRIBUTIONS TO SHAREHOLDERS:
    Realized gain from investment transactions - net . . . . . . . . .                   -         (5,095)
                                                                                ----------     ----------
                                                                                         -         (5,095)
                                                                                ----------     ----------

CAPITAL SHARE TRANSACTIONS:
    Proceeds from sale of shares . . . . . . . . . . . . . . . . . . .               9,102         29,681
    Proceeds from reinvestment of distributions to shareholders. . . .                   -          4,534
    Cost of shares repurchased . . . . . . . . . . . . . . . . . . . .             (17,375)       (31,327)
                                                                                ----------     ----------
    (Decrease) Increase from capital-share transactions. . . . . . . .              (8,276)         2,888
                                                                                ----------     ----------

TOTAL INCREASE (DECREASE). . . . . . . . . . . . . . . . . . . . . . .               5,668         (1,208)

NET ASSETS:
    Beginning of period. . . . . . . . . . . . . . . . . . . . . . . .              90,180         91,388
                                                                                ----------     ----------
    End of period. . . . . . . . . . . . . . . . . . . . . . . . . . .          $   95,848     $   90,180
                                                                                ----------     ----------
                                                                                ----------     ----------

Accumulated Investment Loss - net,
      at end of period . . . . . . . . . . . . . . . . . . . . . . . .          $     (157)    $        -
                                                                                ----------     ----------
                                                                                ----------     ----------


                                               SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1995  (UNAUDITED)
--------------------------------------------------------------------------------
1.   SIGNIFICANT ACCOUNTING POLICIES

The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(A) SECURITY VALUATION. Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the closing sales prices on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value.

(B) REPURCHASE AGREEMENTS. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) FEDERAL INCOME TAXES. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income-tax or excise-tax provision is required.

(D) SECURITY TRANSACTIONS AND DISTRIBUTIONS. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income-tax purposes on the identified-cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

(E) AMORTIZATION. Discounts on debt securities are amortized to interest income over the life of the security with a corresponding increase to the security's cost basis; premiums on debt securities are not amortized.

(F) RECLASSIFICATION OF CAPITAL ACCOUNTS. The Fund accounts for and reports distributions to shareholders in accordance with statement of position 93-2:
Determination, Disclosures and Financial Statement Presentation of Income, Capital Gains and Return of Capital Distributions by Investment Companies. Accordingly "book/tax" differences which are considered permanent in nature are reclassified within the capital accounts based on their federal tax-basis treatment. During the year ended December 31, 1994, the Fund reclassified $397,000 of net investment loss to additional paid-in capital.

2.   CAPITAL SHARE TRANSACTIONS, DIVIDENDS, AND
     DISTRIBUTIONS TO SHAREHOLDERS

Transactions in capital stock were as follows (in thousands, except per-share amount):

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------


                                             SIX MONTHS ENDED      YEAR ENDED
                                               JUNE 30, 1995        DEC. 31,
                                                (UNAUDITED)           1994
                                               -----------------------------
Shares sold. . . . . . . . . . . . . . . . .        538               1,798
Shares issued to shareholders
  in reinvestment of
  distributions. . . . . . . . . . . . . . .          -                 284
                                               -----------------------------
                                                    538               2,082
Shares repurchased . . . . . . . . . . . . .      1,033               1,892
                                               -----------------------------
Net (decrease) increase. . . . . . . . . . .       (495)                190
                                               -----------------------------
                                               -----------------------------
Distributions per share from
net realized gains . . . . . . . . . . . . .     $    -              $ .962
                                               -----------------------------
                                               -----------------------------


3.   PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities, excluding short-term securities, were as follows:

                                 SIX MONTHS
                                    ENDED
                                JUNE 30, 1995
                                 (UNAUDITED)
                               (IN THOUSANDS)
PURCHASES:
Investment Securities. . . . .    $   6,891
                                  ---------
                                  ---------
SALES:
Investment Securities. . . . .    $  12,907
                                  ---------
                                  ---------

At June 30, 1995, the aggregate cost of investment securities and short-term investments for federal income-tax purposes was $63,023,000. The aggregate appreciation and depreciation of investments at June 30, 1995, based on a comparison of investment values and their costs for federal income-tax purposes, was $36,659,000 and $2,547,000, respectively, resulting in a net appreciation of $34,112,000.

For federal income-tax purposes, realized losses incurred after October 31, within the fiscal year, if so elected by the Fund, are deemed to arise on the first day of the Fund's following fiscal year. The Fund incurred and elected to defer net capital losses of approximately $52,000 during the year ended December 31, 1994. To the extent future capital gains are offset by such capital losses, the Fund does not anticipate distributing any such gains to the shareholders.

4.  INVESTMENT ADVISORY CONTRACT,
    MANAGEMENT FEES, AND TRANSACTIONS
    WITH AFFILIATES

An advisory fee of $333,000 was paid or payable to Value Line, Inc., the Fund's investment adviser ("Adviser"), for the six months ended June 30, 1995. This was computed at the rate of 3/4 of 1% of the average daily net assets during the year and paid monthly. The Adviser provides research, investment programs, and supervision of the investment portfolio and pays costs of administrative services, office space, equipment, and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses. If the aggregate expenses of the Fund, other than taxes, interest, brokerage commissions, and extraordinary expenses, exceed the expense limitation imposed by any state in which the Fund's shares are sold, the advisory fee will be reduced by the amount of such excess, or the amount of such excess will be refunded. No such reimbursement was required for the six months ended June 30, 1995.

A fee of $1,860 for printing services was paid or payable to the Adviser for the six months ended June 30, 1995.

Certain officers and directors of the Adviser and its wholly owned subsidiary, Value Line Securities, Inc. (the Fund's distributor and a registered broker/dealer), are also officers and a director of the Fund. During the six months ended June 30, 1995, the Fund paid brokerage commissions totalling $5,000 to the distributor, which clears its transactions through unaffiliated brokers.

The Adviser and/or affiliated companies owned 307,000 shares of the Fund's capital stock, representing 6.0% of the outstanding shares at June 30, 1995. In addition, certain officers and directors of the Fund owned 5,959 shares of the Fund, representing 0.1% of the outstanding shares.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
PER SHARE DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:


                                               Six Months Ended
                                                 June 30, 1995                         Year Ended December 31,
                                                  (unaudited)    ------------------------------------------------------------
                                                                    1994         1993         1992         1991         1990
                                                   --------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . .      $  16.15     $  16.95     $  15.69     $  16.41     $  12.72     $  13.49
                                                    --------     --------     --------     --------     --------     --------
  INCOME (LOSS) FROM INVESTMENT OPERATIONS:
    Net investment (loss) income . . . . . . .          (.03)        (.07)        (.13)        (.05)         .04          .13
    Net gains (or losses) on securities
       (both realized and unrealized). . . . .          2.72          .23         2.14         (.52)        4.56         (.73)
                                                    --------     --------     --------     --------     --------     --------
    Total from investment operations . . . . .          2.69          .16         2.01         (.57)        4.60         (.60)
                                                    --------     --------     --------     --------     --------     --------

  LESS DISTRIBUTIONS:
    Dividends from net investment income . . .             -            -            -            #         (.05)        (.17)
    Distributions from capital gains . . . . .             -         (.96)        (.75)        (.15)        (.86)            -
                                                    --------     --------     --------     --------     --------     --------
    Total distributions. . . . . . . . . . . .             -         (.96)        (.75)        (.15)        (.91)        (.17)
                                                    --------     --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD . . . . . . . .      $  18.84     $  16.15     $  16.95     $  15.69     $  16.41     $  12.72
                                                    --------     --------     --------     --------     --------     --------
                                                    --------     --------     --------     --------     --------     --------

TOTAL RETURN . . . . . . . . . . . . . . . . .       16.66%+        1.03%       12.99%       -3.45%       36.61%       -4.45%
                                                    --------     --------     --------     --------     --------     --------
                                                    --------     --------     --------     --------     --------     --------


RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) . .      $ 95,848     $ 90,180     $ 91,388     $101,094     $129,044     $103,851
  Ratio of operating expenses to average
    net assets . . . . . . . . . . . . . . . .          1.10%*       1.10%        1.06%        1.09%        1.04%        1.11%
  Ratio of net investment income (loss)
    to average net assets. . . . . . . . . . .         (.35)%*      (.46)%       (.79)%       (.33)%         .24%         .92%
  Portfolio turnover rate. . . . . . . . . . .             9%+         37%          39%          43%          37%          33%

#  Dividend paid was less than one cent per share
+  Not annualized
*  Annualized


                                               SEE NOTES TO FINANCIAL STATEMENTS

                           THE VALUE LINE FAMILY FUNDS
--------------------------------------------------------------------------------

1950 --   THE VALUE LINE FUND seeks long-term growth of capital along with modest current income by investing substantially all of its assets in common stocks or securities convertible into common stock.

1952 --   THE VALUE LINE INCOME FUND's primary investment objective is income, as high and dependable as is consistent with reasonable growth. Capital growth to increase total return is a secondary objective.

1956 --   THE VALUE LINE SPECIAL SITUATIONS FUND seeks to obtain long-term growth of capital by investing not less than 80% of its assets in "special situations". No consideration is given to achieving current income.

1972 --   VALUE LINE LEVERAGED GROWTH INVESTOR'S sole investment objective is to realize capital growth by investing substantially all of its assets in common stocks. The Fund may borrow up to 50% of its net assets to increase its purchasing power.

1979 --   THE VALUE LINE CASH FUND, a money market fund, seeks high current income consistent with preservation of capital and liquidity.

1981 --   VALUE LINE U.S. GOVERNMENT SECURITIES FUND seeks maximum income without undue risk to principal. Under normal conditions, at least 80% of the value of its assets will be invested in issues of the U.S. Government and its agencies and instrumentalities.

1983 --   VALUE LINE CENTURION FUND seeks long-term growth of capital as its sole objective by investing primarily in stocks ranked 1 or 2 by Value Line for year-ahead relative performance. The Fund is available to investors only through the purchase of Guardian Investor, a tax deferred variable annuity, or Value Plus, a variable life insurance policy.

1984 --   THE VALUE LINE TAX EXEMPT FUND seeks to provide investors with maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: a Money Market Portfolio and a High-Yield Portfolio.

1985 --   VALUE LINE CONVERTIBLE FUND seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 --   VALUE LINE AGGRESSIVE INCOME TRUST seeks to maximize current income by investing in high-yielding, lower-rated, fixed-income securities.

1987 --   VALUE LINE NEW YORK TAX EXEMPT TRUST seeks to provide New York taxpayers with maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal.

1987 --   VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST invests in stocks, bonds and cash equivalents according to computer trend models developed by Value Line. The objective is to professionally manage the optimal allocation of these investments at all times. The Fund is available to investors only through the purchase of the Guardian Investor, a tax deferred variable annuity, or Value Plus, a variable life insurance policy.

1992 --   THE VALUE LINE ADJUSTABLE RATE U.S. GOVERNMENT SECURITIES FUND seeks high current income consistent with low volatility of principal by investing primarily in adjustable rate U.S. Government securities.

1993 --   VALUE LINE SMALL-CAP GROWTH FUND invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 --   VALUE LINE ASSET ALLOCATION FUND seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the correct asset mix.


--------------------------------------------------------------------------------
FOR MORE COMPLETE INFORMATION ABOUT ANY OF THE VALUE LINE FUNDS, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS FROM VALUE LINE SECURITIES, INC., 220 EAST 42ND STREET, NEW YORK, NEW YORK 10017-5891 OR CALL
1-800-223-0818, 24 HOURS A DAY, 7 DAYS A WEEK. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.